Contributed equity - Summary of movements in ordinary share capital (Detail) - AUD ($)													6 Months Ended
	Dec. 31, 2022	Oct. 28, 2022	Oct. 07, 2022	Sep. 14, 2022	Sep. 13, 2022	Sep. 12, 2022	Aug. 12, 2022	Aug. 11, 2022	Aug. 10, 2022	Aug. 09, 2022	Aug. 08, 2022	Jul. 07, 2022	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Beginning Balance													$ 18,274,523
Issue of shares													6,263,986
Ending balance	$ 11,583,185												$ 11,583,185
Contributed equity [member]
Disclosure of classes of share capital [line items]
Beginning Balance													138,755,376
Ending Balance	163,408,976												163,408,976
Beginning Balance													$ 84,480,249
Issue of shares													6,263,986
Ending balance	$ 90,744,235												90,744,235
Issued capital excluding issuance cost [Member]
Disclosure of classes of share capital [line items]
Beginning Balance													84,480,249
Ending balance	$ 90,343,718												$ 90,343,718
ATM issue of shares No. 8 [Member]
Disclosure of classes of share capital [line items]
Issue price												$ 0.7102
ATM issue of shares No. 8 [Member] | Contributed equity [member] | 7 July 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding													573,370
Issue of shares													$ 407,201
ATM issue of shares No. 9 [Member]
Disclosure of classes of share capital [line items]
Issue price											$ 0.3316
ATM issue of shares No. 9 [Member] | Contributed equity [member] | 8 August 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding													8,561,490
Issue of shares													$ 2,839,346
ATM issue of shares No. 10 [Member]
Disclosure of classes of share capital [line items]
Issue price										$ 0.2723
ATM issue of shares No. 10 [Member] | Contributed equity [member] | 9 August 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding													10,000
Issue of shares													$ 2,723
ATM issue of shares No. 11 [Member]
Disclosure of classes of share capital [line items]
Issue price									$ 0.2465
ATM issue of shares No. 11 [Member] | Contributed equity [member] | 10 August 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding													158,020
Issue of shares													$ 38,949
ATM issue of shares No. 12 [Member]
Disclosure of classes of share capital [line items]
Issue price								$ 0.2413
ATM issue of shares No. 12 [Member] | Contributed equity [member] | 11 August 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding													330,960
Issue of shares													$ 79,868
ATM issue of shares No. 13 [Member]
Disclosure of classes of share capital [line items]
Issue price							$ 0.2469
ATM issue of shares No. 13 [Member] | Contributed equity [member] | 12 August 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding													1,247,440
Issue of shares													$ 308,050
ATM issue of shares No. 14 [Member]
Disclosure of classes of share capital [line items]
Issue price						$ 0.2211
ATM issue of shares No. 14 [Member] | Contributed equity [member] | 12 September 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding													651,030
Issue of shares													$ 143,964
ATM issue of shares No. 15 [Member]
Disclosure of classes of share capital [line items]
Issue price					$ 0.2187
ATM issue of shares No. 15 [Member] | Contributed equity [member] | 13 September 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding													28,350
Issue of shares													$ 6,200
Scientific Advisory Board Issue [Member]
Disclosure of classes of share capital [line items]
Issue price				$ 0.21
Scientific Advisory Board Issue [Member] | Contributed equity [member] | 14 September 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding													60,000
Issue of shares													$ 12,600
ATM issue of shares No. 16 [Member]
Disclosure of classes of share capital [line items]
Issue price			$ 0.1789
ATM issue of shares No. 16 [Member] | Contributed equity [member] | 7 October 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding													736,760
Issue of shares													$ 131,797
ATM issue of shares No. 17 [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.1865
ATM issue of shares No. 17 [Member] | Contributed equity [member] | 28 October 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding													12,296,180
Issue of shares													$ 2,293,288
Share issue transaction costs [member]
Disclosure of classes of share capital [line items]
Issue price	$ 0
Share issue transaction costs [member] | Contributed equity [member]
Disclosure of classes of share capital [line items]
Issue of shares													$ (400,517)